CONCESSION ARRANGEMENTS RIGHTS - Financial assets in concession arrangements - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	$ 304,853,883
Adjustment to fair value	623,163	$ 350,919	$ 323,685
Financial assets at end of period	305,457,293	304,853,883
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	24,400,493
Financial assets at end of period	31,969,586	24,400,493
Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	251,981,889
Financial assets at end of period	243,432,271	251,981,889
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	19,260,241	17,812,820	16,153,016
Additions or new concession arrangements	563,061	1,177,274	995,993
Net effect from concession termination	(2,169,561)
Collections during the year	(2,103,193)	(971,634)	(1,144,396)
Adjustment to fair value	623,163	350,919	323,685
Accrued interest	879,130	861,175	1,493,115
Year impairment charge	648	(709)	(223)
Effect of movements in exchange rates	13,213	30,396	(8,370)
Financial assets at end of period	17,066,702	19,260,241	17,812,820
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	4,181,835
Financial assets at end of period	2,635,437	4,181,835
Service concession arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	15,078,406
Financial assets at end of period	14,431,265	15,078,406
Energy and Gas concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	4,329,135	3,945,479	3,512,055
Additions or new concession arrangements	19,451	76,572	118,109
Net effect from concession termination	(2,169,561)
Collections during the year	(155,978)	(74,231)
Adjustment to fair value	623,163	350,919	323,685
Effect of movements in exchange rates	13,213	30,396	(8,370)
Financial assets at end of period	2,659,423	4,329,135	3,945,479
Energy and Gas concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	4,181,835	3,830,916	3,507,231
Net effect from concession termination	(2,169,561)
Adjustment to fair value	623,163	350,919	323,685
Financial assets at end of period	2,635,437	4,181,835	3,830,916
Energy and Gas concession arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	147,300	114,563	4,824
Additions or new concession arrangements	19,451	76,572	118,109
Collections during the year	(155,978)	(74,231)
Effect of movements in exchange rates	13,213	30,396	(8,370)
Financial assets at end of period	23,986	147,300	114,563
Infrastructure concession arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	14,931,106	13,867,341	12,640,961
Additions or new concession arrangements	543,610	1,100,702	877,884
Collections during the year	(1,947,215)	(897,403)	(1,144,396)
Accrued interest	879,130	861,175	1,493,115
Year impairment charge	648	(709)	(223)
Financial assets at end of period	$ 14,407,279	$ 14,931,106	$ 13,867,341